Cover	Aug. 03, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity File Number	001-40184
Entity Registrant Name	COLONNADE ACQUISITION CORP. II
Entity Central Index Key	0001837739
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1400 Centrepark Blvd. Ste. 810
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	712-7860
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	CLAA.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CLAA
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CLAA WS
Security Exchange Name	NYSE